UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR
§§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—2.9%
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	$350,247	$355,334
Cabela’s Credit Card Master Note Trust, 0.81%, 6/17/19+(a)	1,000,000	1,001,421
CLI Funding LLC, 2.83%, 3/18/28(a)	750,000	754,133
Cronos Containers Program I Ltd., 3.27%, 11/18/29(a)	907,407	923,098
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	966,250	995,205
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	459,036	463,796
Ford Credit Auto Owner Trust, 0.51%, 4/15/17	186,773	186,737
Global SC Finance II SRL, 2.98%, 4/17/28(a)	872,083	879,088
Honda Auto Receivables Owner Trust, 0.74%, 10/15/18	788,381	788,374
Hyundai Auto Receivables Trust, 1.30%, 2/15/18	544,413	544,945
SBA Tower Trust, 2.90%, 10/15/19(a)	525,000	526,675
Solarcity LMC Series I LLC, 4.80%, 11/20/38(a)	798,556	856,193
Solarcity Lmc Series IV LLC, 4.18%, 8/21/45(a)	247,089	246,962
Textainer Marine Containers III Ltd., 3.27%, 10/20/39(a)	454,167	461,170
Toyota Auto Receivables Owner Trust, 0.67%, 12/15/17	1,900,000	1,898,497
Toyota Auto Receivables Owner Trust, 1.27%, 5/15/19	1,200,000	1,201,356
Trip Rail Master Funding LLC, 2.53%, 7/15/41+(a)	510,688	519,241

TOTAL ASSET BACKED SECURITIES (COST $12,460,283)		12,602,225

COMMERCIAL MORTGAGE BACKED SECURITIES—3.4%
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	1,735,728	1,770,141
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,070,082
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	1,013,549
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	1,051,354
CSMC, 5.38%, 2/15/40(a)	689,558	704,066
CSMC, 5.47%, 9/16/39+(a)	714,817	726,151
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	508,885	511,296
FHLMC Multifamily Structured Pass Through Certificates, 5.09%, 3/25/19	1,140,000	1,274,324
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	1,809,805	1,837,940
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	259,815
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	373,099	374,549
Morgan Stanley Capital I, Inc., 6.02%, 8/12/41+	875,548	892,803

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—3.4%, continued
OBP Depositor LLC Trust, 4.65%, 7/15/45(a)	$1,040,000	$1,151,696
RBSCF Trust, 6.15%, 2/16/51+(a)	989,485	1,013,065
RBSCF Trust, 6.23%, 12/16/49+(a)	788,900	814,314

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $14,455,481)		14,465,145

FOREIGN BONDS—1.8%
Hashemite Kingdom of Jordan, 2.50%, 10/30/20	5,000,000	5,201,650
Hashemite Kingdom of Jordan, 3.00%, 6/30/25	1,450,000	1,496,174
Ukraine Government AID Bonds, 1.85%, 5/29/20	1,000,000	1,013,718

TOTAL FOREIGN BONDS (COST $7,486,680)		7,711,542

MUNICIPAL BONDS—3.6%
American Municipal Power Ohio, Inc., Rev Taxable-Hydroelec Projects, 7.33%, 2/15/28	1,000,000	1,287,350
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	240,000	240,648
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	695,130
City of Lancaster PA, 5.59%, 11/15/34	1,000,000	1,014,010
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,076,900
Findlay City School District, 6.25%, 12/01/37	270,000	278,451
Florida Housing Finance Corp. Multifamily Housing Rev. Garden Vista Apartments, 0.55%, 3/01/16(a)	1,000,000	999,920
Florida Housing Finance Corp. Multifamily Housing Rev. Ridge Club Apartments, 0.40%, 12/01/15	1,000,000	1,000,100
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	507,860
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,121,320
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,626,885
LL&P Wind Energy, Inc., 5.73%, 12/01/17(a)	650,000	657,722
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	415,000	421,756
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	290,000	300,202
St Paul Housing & Redevelopment Authority Rev., 2.99%, 7/01/21	1,250,000	1,261,187
State of Hawaii, Department of Business Economic Development & Tourism, 1.47%, 7/01/22	905,000	908,421
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	895,000	1,001,926

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—3.6%, continued
Wisconsin Department of Transportation, 5.84%, 7/01/30	$800,000	$871,384

TOTAL MUNICIPAL BONDS (COST $14,733,463)		15,271,172

CORPORATE BONDS—43.6%
AUTO COMPONENTS—0.5%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,044,969
Delphi Corp., 5.00%, 2/15/23	992,000	1,026,720

		2,071,689

BANKS—3.0%
Bank of America Corp., 1.35%, 11/21/16	1,000,000	1,001,067
Bank of America Corp., 1.95%, 5/12/18	1,000,000	1,002,684
Bank of America Corp., 3.30%, 1/11/23	500,000	496,177
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,363,884
Citigroup, Inc., 3.88%, 10/25/23	1,000,000	1,031,167
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,090,047
Discover Bank/Greenwood DE, 3.10%, 6/04/20	1,000,000	1,009,680
JPMorgan Chase & Co., 2.25%, 1/23/20	500,000	495,840
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	544,381
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	723,120
Manufacturers & Traders Trust Co., 2.10%, 2/06/20	500,000	497,011
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	663,494
US Bank NA/Cincinnati OH, 2.80%, 1/27/25	1,250,000	1,213,736
Wells Fargo & Co., 2.60%, 7/22/20	500,000	505,044
Wells Fargo & Co., 3.50%, 3/08/22	1,250,000	1,292,167

		12,929,499

BEVERAGES—0.2%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,105,089

BIOTECHNOLOGY—0.8%
Amgen, Inc., 5.70%, 2/01/19	1,000,000	1,110,540
Biogen, Inc., 2.90%, 9/15/20	1,000,000	1,010,120
Celgene Corp., 2.88%, 8/15/20	835,000	842,576
Gilead Sciences, Inc., 3.65%, 3/01/26	500,000	502,327

		3,465,563

BUILDING PRODUCTS—0.3%
Masco Corp., 6.13%, 10/03/16	500,000	518,760
Owens Corning, 4.20%, 12/01/24	750,000	745,050

		1,263,810

CAPITAL MARKETS—2.2%
Bank of New York Mellon Corp., Perpetual Bond, 4.95%, 12/31/49+	1,000,000	985,000
Goldman Sachs Group, Inc., 3.50%, 1/23/25	1,000,000	984,158
Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,200,000	1,379,097
Jefferies Group LLC, 8.50%, 7/15/19	900,000	1,065,749
Morgan Stanley, 2.20%, 12/07/18	910,000	918,449

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
CAPITAL MARKETS—2.2%, continued
Morgan Stanley, 5.63%, 9/23/19	$1,500,000	$1,675,733
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,219,901
State Street Corp., 7.35%, 6/15/26	1,000,000	1,327,439

		9,555,526

CHEMICALS—0.5%
Ecolab, Inc., 4.35%, 12/08/21	500,000	541,062
NOVA Chemicals Corp., 5.25%, 8/01/23(a)	500,000	484,375
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	939,052

		1,964,489

COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	750,000	836,489

COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc., 3.30%, 6/15/20	500,000	507,544

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,112,686

CONSUMER FINANCE—0.8%
Ally Financial, Inc., 3.25%, 9/29/17	500,000	494,375
American Express Credit Corp., 2.60%, 9/14/20	1,000,000	1,004,558
Ford Motor Credit Co. LLC, 3.16%, 8/04/20	1,000,000	998,854
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	516,675
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	509,765

		3,524,227

CONTAINERS & PACKAGING—0.2%
Sonoco Products Co., 5.75%, 11/01/40	850,000	945,198

DIVERSIFIED CONSUMER SERVICES—0.1%
Washington Post Co., 7.25%, 2/01/19	575,000	606,625

DIVERSIFIED FINANCIAL SERVICES—1.4%
GATX Corp., 2.60%, 3/30/20	897,000	884,812
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,302,966
McGraw Hill Financial, Inc., 3.30%, 8/14/20(a)	750,000	763,117
McGraw Hill Financial, Inc., 4.00%, 6/15/25(a)	500,000	497,654
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,130,527
MSCI, Inc., 5.75%, 8/15/25(a)	500,000	503,750
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	974,946

		6,057,772

DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
AT&T, Inc., 2.45%, 6/30/20	500,000	492,294
AT&T, Inc., 4.75%, 5/15/46	500,000	458,148
Frontier Communications Corp., 7.13%, 3/15/19	750,000	736,377
Verizon Communications, Inc., 2.55%, 6/17/19	485,000	491,253

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%, continued
Verizon Communications, Inc., 6.00%, 4/01/41	$500,000	$545,509
Verizon Communications, Inc., 6.55%, 9/15/43	500,000	590,722

		3,314,303

EDUCATION—0.2%
Massachusetts Institute of Technology, 3.96%, 7/01/38	1,000,000	1,033,383

ELECTRIC UTILITIES—2.3%
Florida Power & Light Co., 4.05%, 10/01/44	1,000,000	1,000,828
ITC Holdings Corp., 5.50%, 1/15/20(a)	1,000,000	1,101,613
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,953,493
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	500,000	503,479
NSTAR Electric Co., 5.50%, 3/15/40	1,000,000	1,194,919
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	851,358
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	544,798
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,254,283
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,308,619
Southern Power Co., 2.38%, 6/01/20	240,000	235,312

		9,948,702

ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	589,912

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%**
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	166,863

FOOD & STAPLES RETAILING—0.8%
Koninklijke Ahold NV, 7.82%, 1/02/20	489,168	529,525
Smith’s Food & Drug Centers, Inc. Pass Through Trust, 9.20%, 7/02/18	841,956	923,486
Sysco Corp., 2.60%, 10/01/20	500,000	500,427
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,413,892

		3,367,330

FOOD PRODUCTS—1.5%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,018,600
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,639,395
ConAgra Foods, Inc., 4.95%, 8/15/20	500,000	546,619
JM Smucker Co., 3.50%, 3/15/25(a)	1,250,000	1,242,225
Kraft Foods Group, Inc., 5.38%, 2/10/20	1,000,000	1,116,899
Wm Wrigley Jr Co., 3.38%, 10/21/20(a)	680,000	708,247

		6,271,985

FOREIGN AGENCY—1.4%
Export Development Canada, 0.88%, 1/30/17	1,500,000	1,504,545
KFW, 1.75%, 10/15/19	2,500,000	2,537,307

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
FOREIGN AGENCY—1.4%, continued
Kommunalbanken AS, 2.13%, 2/11/25(a)	$1,000,000	$978,716
Svensk Exportkredit AB, 1.88%, 6/23/20	1,000,000	1,011,119

		6,031,687

GAS UTILITIES—0.5%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	296,791
Laclede Group, Inc., 2.55%, 8/15/19	1,250,000	1,240,971
National Fuel Gas Co., 6.50%, 4/15/18	500,000	531,599

		2,069,361

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	577,277
Medtronic, Inc., 2.50%, 3/15/20	625,000	633,418
Zimmer Biomet Holdings, Inc., 4.63%, 11/30/19	500,000	541,984

		1,752,679

HEALTH CARE PROVIDERS & SERVICES—0.8%
Howard Hughes Medical Institute, 3.50%, 9/01/23	1,500,000	1,570,054
Laboratory Corp of America Holdings, 2.63%, 2/01/20	1,000,000	1,003,084
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	505,823
McKesson Corp., 6.00%, 3/01/41	474,000	559,613

		3,638,574

HOME BUILDERS—0.2%
DR Horton, Inc., 3.63%, 2/15/18	750,000	760,313

HOTELS, RESTAURANTS & LEISURE—0.4%
Brinker International, Inc., 2.60%, 5/15/18	500,000	503,798
Darden Restaurants, Inc., 3.35%, 11/01/22	145,000	137,093
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	974,921

		1,615,812

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	501,859

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.1%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	639,839	663,833
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	346,774	346,774
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	944,599	1,001,275
LS Power Funding Corp., 8.08%, 12/30/16	822,140	855,026
Midland Cogeneration Venture LP, 5.25%, 3/15/25(a)	227,618	238,159
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	569,548	623,338
NRG Yield Operating LLC, 5.38%, 8/15/24	500,000	438,750
Salton Sea Funding Corp., 7.48%, 11/30/18	481,515	492,648
Solar Star Funding LLC, 3.95%, 6/30/35(a)	335,000	337,882

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.1%, continued
Solar Star Funding LLC, 5.38%, 6/30/35(a)	$500,000	$568,406
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	904,380	938,128
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	391,358	435,296
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	339,158	363,378
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	777,477	876,958
TransAlta Corp., 6.65%, 5/15/18	500,000	538,677
Utility Contract Funding LLC, 7.94%, 10/01/16(a)	210,584	219,444

		8,937,972

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	500,000	508,360

INSURANCE—2.9%
American International Group, Inc., 3.75%, 7/10/25	1,250,000	1,269,415
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	775,628
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	772,906
Kemper Corp., 4.35%, 2/15/25	1,250,000	1,272,449
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	1,050,000	1,135,248
Markel Corp., 3.63%, 3/30/23	400,000	397,824
Marsh & McLennan Cos., Inc., 3.50%, 6/03/24	473,000	472,125
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	1,000,000	1,005,523
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,017,567
Progressive Corp., 6.70%, 6/15/37+	500,000	505,000
Provident Cos., Inc., 7.00%, 7/15/18	340,000	382,353
Prudential Financial, Inc., 5.88%, 9/15/42+	500,000	528,750
RLI Corp., 4.88%, 9/15/23	1,000,000	1,037,424
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	1,000,000	1,013,899
W.R. Berkley Corp., 4.63%, 3/15/22	250,000	265,407
W.R. Berkley Corp., 6.15%, 8/15/19	710,000	804,064

		12,655,582

IT SERVICES—0.6%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	1,000,000	1,046,363
Fiserv, Inc., 2.70%, 6/01/20	1,000,000	1,007,880
Xerox Corp., 2.75%, 3/15/19	500,000	502,645

		2,556,888

MACHINERY—1.1%
Harsco Corp., 5.75%, 5/15/18	750,000	752,813
Illinois Tool Works, Inc., 3.90%, 9/01/42	1,000,000	961,142
Kennametal, Inc., 2.65%, 11/01/19	1,000,000	1,003,037
Pall Corp., 5.00%, 6/15/20	1,000,000	1,103,463
Snap-On, Inc., 4.25%, 1/15/18	500,000	531,698

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
MACHINERY—1.1%, continued
Valmont Industries, Inc., 6.63%, 4/20/20	$334,000	$383,359

		4,735,512

MEDIA—0.9%
Comcast Corp., 4.75%, 3/01/44	500,000	521,704
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,128,947
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,143,555
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	500,000	494,948
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	395,312

		3,684,466

METALS & MINING—0.4%
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	942,114
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	672,913

		1,615,027

MULTILINE RETAIL—0.3%
Dollar General Corp., 4.13%, 7/15/17	700,000	721,779
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	540,000	626,319

		1,348,098

MULTI-UTILITIES—0.7%
Consumers Energy Co., 6.70%, 9/15/19	750,000	879,708
Puget Energy, Inc., 5.63%, 7/15/22	750,000	842,669
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,127,252

		2,849,629

OIL, GAS & CONSUMABLE FUELS—0.7%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,239,015
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	324,000
Merey Sweeny LP, 8.85%, 12/18/19(a)	470,410	535,936
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(a)	525,100	561,068
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	215,200	220,492

		2,880,511

PAPER & FOREST PRODUCTS—0.2%
Domtar Corp., 9.50%, 8/01/16	286,000	306,268
PH Glatfelter Co., 5.38%, 10/15/20	750,000	759,375

		1,065,643

PHARMACEUTICALS—0.4%
AbbVie, Inc., 2.00%, 11/06/18	500,000	501,907
AbbVie, Inc., 2.50%, 5/14/20	500,000	497,238
Merck & Co., Inc., 1.85%, 2/10/20	700,000	701,562

		1,700,707

PIPELINES—1.3%
Columbia Pipeline Group, Inc., 3.30%, 6/01/20(a)	600,000	601,790
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	535,969
Florida Gas Transmission Co. LLC, 4.35%, 7/15/25(a)	1,000,000	987,453
Kern River Funding Corp., 4.89%, 4/30/18(a)	630,333	662,485

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
PIPELINES—1.3%, continued
Kern River Funding Corp., 6.68%, 7/31/16(a)	$422,794	$437,246
Northern Natural Gas Co., 4.10%, 9/15/42(a)	1,000,000	986,782
Spectra Energy Capital LLC, 6.75%, 7/15/18	800,000	885,311
Williams Partners LP / ACMP Finance Corp., 4.88%, 5/15/23	500,000	462,500

		5,559,536

PROFESSIONAL SERVICES—0.5%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	250,241
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	988,841
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,090,762

		2,329,844

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
Digital Realty Trust LP, 3.95%, 7/01/22	1,250,000	1,248,615
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,215,661
National Retail Properties, Inc., 3.80%, 10/15/22	750,000	760,180
Regency Centers LP, 3.75%, 6/15/24	1,000,000	1,000,573
Vornado Realty LP, 2.50%, 6/30/19	1,000,000	1,003,129
Welltower, Inc., 4.70%, 9/15/17	1,018,000	1,072,672

		6,300,830

ROAD & RAIL—1.8%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,143,159
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	655,782	722,799
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,005,571
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	500,000	491,358
Norfolk Southern Corp., 4.84%, 10/01/41	1,000,000	1,006,619
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,029,910
Ryder System, Inc., 2.50%, 5/11/20	795,000	789,396
Ryder System, Inc., 2.65%, 3/02/20	455,000	453,453
TTX Co., 2.60%, 6/15/20(a)	1,000,000	1,002,962

		7,645,227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	554,721
Intel Corp., 4.90%, 7/29/45	1,000,000	1,035,168
KLA-Tencor Corp., 3.38%, 11/01/19	600,000	615,499
Lam Research Corp., 2.75%, 3/15/20	1,000,000	980,197
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	500,599
QUALCOMM, Inc., 2.25%, 5/20/20	1,035,000	1,032,389
Xilinx, Inc., 2.13%, 3/15/19	500,000	500,421

		5,218,994

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	502,215

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	424,681

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—43.6%, continued
SPECIALTY RETAIL—0.7%, continued
Lowe’s Cos., Inc., 4.65%, 4/15/42	$1,000,000	$1,049,708
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	1,024,310
Staples, Inc., 2.75%, 1/12/18	580,000	585,494

		3,084,193

SUPRANATIONAL—5.3%
African Development Bank, 0.75%, 10/18/16	1,000,000	1,002,311
Asian Development Bank, 2.13%, 3/19/25	1,000,000	991,406
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	505,597
European Investment Bank, 2.50%, 10/15/24	1,000,000	1,024,319
Inter-American Development Bank, 1.50%, 9/25/18	2,500,000	2,534,088
Inter-American Development Bank, 2.13%, 11/09/20	3,000,000	3,102,420
Inter-American Development Bank, 4.38%, 1/24/44	3,000,000	3,624,111
International Bank for Reconstruction & Development, 2.13%, 3/03/25	500,000	496,078
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,250,676
International Finance Corp., 0.63%, 11/15/16	2,000,000	2,000,650
International Finance Facility for Immunisation Co., 0.47%, 7/05/16+(a)	2,000,000	2,000,150
Nordic Investment Bank, 2.25%, 9/30/21	1,000,000	1,029,593
North American Development Bank, 2.30%, 10/10/18	1,000,000	1,022,566

		22,583,965

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	510,206
Seagate HDD Cayman, 3.75%, 11/15/18	635,000	649,628

		1,159,834

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Hanesbrands, Inc., 6.38%, 12/15/20	745,000	771,075
Levi Strauss & Co., 6.88%, 5/01/22	750,000	804,375

		1,575,450

TOTAL CORPORATE BONDS (COST $181,691,180)		187,507,452

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16 (b)	3,000,000	3,000,000

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%, continued
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17 (b)	$1,200,000	$1,200,000

TOTAL CORPORATE NOTES (COST $4,200,000)		4,200,000

U.S. GOVERNMENT AGENCIES—41.7%
FEDERAL FARM CREDIT BANK—0.5%
4.88%, 12/16/15	2,000,000	2,019,612

FEDERAL HOME LOAN BANK—3.5%
0.63%, 11/23/16	4,000,000	4,005,904
3.38%, 6/12/20	1,000,000	1,081,276
5.00%, 11/17/17	2,500,000	2,721,465
5.50%, 7/15/36	5,320,000	7,034,625

		14,843,270

FEDERAL HOME LOAN MORTGAGE CORP.—17.6%
1.25%, 10/02/19	2,710,000	2,704,509
1.38%, 5/01/20	4,000,000	3,996,348
2.38%, 1/13/22	7,960,000	8,198,076
2.48%, 5/01/34+	157,724	167,494
2.48%, 5/01/34+	101,633	108,489
2.50%, 10/01/27	1,361,764	1,401,948
3.00%, 11/01/32	2,315,862	2,401,927
3.00%, 11/01/32	1,528,984	1,585,712
3.00%, 1/01/43	1,739,579	1,764,392
3.00%, 5/01/43	2,530,311	2,564,423
3.50%, 10/01/41	1,209,957	1,263,294
3.50%, 2/01/42	1,804,069	1,884,685
3.50%, 6/01/42	1,967,316	2,055,660
3.50%, 6/01/42	1,987,082	2,076,491
3.50%, 8/01/42	2,157,090	2,254,062
3.50%, 10/01/44	2,809,985	2,926,914
3.50%, 11/01/44	2,633,189	2,742,760
3.50%, 4/01/45	2,935,608	3,057,764
3.75%, 3/27/19	3,020,000	3,287,339
4.00%, 11/01/24	835,407	894,527
4.00%, 10/01/25	361,462	387,180
4.00%, 10/01/41	1,064,268	1,136,134
4.00%, 2/01/42	609,366	650,101
4.50%, 6/01/18	99,073	102,628
4.50%, 10/01/35	426,590	462,805
4.50%, 6/01/39	665,530	720,964
4.50%, 7/01/39	773,828	841,284
4.50%, 11/01/39	736,905	798,857
4.50%, 9/01/40	1,075,457	1,166,951
4.50%, 5/01/41	2,048,997	2,221,895
4.50%, 7/01/41	2,123,814	2,311,621
4.88%, 6/13/18	6,200,000	6,850,027
5.00%, 4/01/19	73,096	77,175
5.00%, 12/01/21	156,751	167,787
5.00%, 7/01/35	213,688	235,164
5.00%, 3/01/38	681,964	748,608

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—41.7%, continued
FEDERAL HOME LOAN MORTGAGE CORP.—17.6%, continued
5.00%, 6/01/39	$1,066,202	$1,169,285
5.00%, 9/01/41	1,034,496	1,139,169
5.50%, 7/18/16	3,500,000	3,641,827
5.50%, 4/01/22	90,423	96,406
5.50%, 11/01/33	86,165	96,044
5.50%, 3/01/36	103,031	114,180
5.50%, 6/01/36	161,981	179,497
5.50%, 12/01/36	140,438	155,576
6.00%, 9/01/17	48,028	49,459
6.00%, 4/01/27	261,987	294,402
6.00%, 6/01/36	166,138	189,547
6.00%, 8/01/37	82,963	93,596
6.25%, 7/15/32	1,250,000	1,765,969
7.00%, 2/01/30	139,805	156,603
7.00%, 3/01/31	84,806	102,530
7.50%, 7/01/30	234,192	276,846

		75,736,931

FEDERAL NATIONAL MORTGAGE ASSOCIATION—18.7%
1.13%, 4/27/17	2,000,000	2,016,612
1.63%, 10/26/15	2,100,000	2,102,096
1.82%, 2/01/34+	160,567	165,200
2.19%, 1/01/23	2,000,000	1,988,791
2.38%, 5/01/37+	193,239	205,878
2.40%, 6/01/33+	74,223	77,397
2.45%, 5/01/34+	142,671	151,839
2.50%, 9/01/27	1,692,107	1,741,046
2.50%, 11/01/27	2,381,198	2,450,163
2.50%, 1/01/28	1,609,544	1,656,126
2.59%, 7/01/22	2,514,705	2,592,798
2.63%, 9/06/24	5,000,000	5,120,270
2.77%, 7/01/23	2,452,769	2,537,346
2.89%, 7/01/22	2,493,827	2,608,252
3.00%, 12/01/32	2,290,130	2,376,604
3.00%, 6/01/42	2,483,225	2,527,456
3.00%, 8/01/42	2,250,008	2,289,392
3.00%, 8/01/42	2,271,799	2,311,612
3.00%, 6/01/43	2,156,881	2,192,427
3.50%, 7/01/20	416,822	440,406
3.50%, 10/01/25	359,577	380,518
3.50%, 2/01/41	1,420,995	1,485,882
3.50%, 5/01/42	1,730,208	1,809,051
3.50%, 12/01/42	2,597,388	2,725,661
4.00%, 3/01/26	1,205,614	1,283,807
4.00%, 12/01/40	1,467,931	1,570,240
4.00%, 1/01/41	1,038,071	1,109,628
4.00%, 10/01/41	987,985	1,056,630
4.00%, 11/01/41	889,188	951,138
4.00%, 12/01/41	1,200,521	1,284,275
4.00%, 12/01/41	2,280,408	2,440,107
4.00%, 1/01/42	2,467,067	2,656,633
4.00%, 12/01/44	3,055,658	3,294,939
4.38%, 10/15/15	3,200,000	3,204,989
4.50%, 9/01/40	680,453	739,288
4.50%, 10/01/40	677,801	736,420
5.00%, 2/13/17	1,800,000	1,909,127
5.00%, 7/01/18	76,001	78,984
5.00%, 9/01/18	103,000	107,055
5.00%, 4/01/25	196,952	216,712
5.00%, 7/01/25	153,446	168,929

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—41.7%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION—18.7%, continued
5.00%, 10/01/25	$196,196	$215,931
5.00%, 10/01/35	273,660	301,313
5.50%, 6/01/22	159,299	172,781
5.50%, 11/01/25	62	69
5.50%, 2/01/34	110,903	124,752
5.50%, 1/01/35	222,511	250,711
5.50%, 10/01/35	299,959	337,491
5.50%, 6/01/36	73,534	82,376
5.50%, 11/01/36	105,861	118,075
5.63%, 7/15/37	6,000,000	8,169,546
6.00%, 10/01/33	94,588	107,638
6.00%, 11/01/34	248,231	282,142
6.00%, 10/01/35	149,736	170,321
6.00%, 6/01/36	84,924	95,777
6.63%, 11/15/30	2,250,000	3,248,572
7.00%, 11/01/19	12,497	13,252
7.00%, 11/01/19	10,717	11,363
8.50%, 9/01/26	58,843	66,659

		80,530,493

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.4%
1.75%, 1/20/34+	83,693	86,710
2.25%, 4/16/42	1,158,949	1,183,819
5.50%, 10/20/38	56,059	59,888
6.50%, 11/20/38	23,197	25,119
6.75%, 4/15/16	616	616
7.00%, 12/20/30	32,702	40,223
7.00%, 10/20/31	24,741	30,513
7.00%, 3/20/32	83,070	102,846

		1,529,734

OVERSEAS PRIVATE INVESTMENT CORP.—0.7%
3.28%, 9/15/29	1,100,000	1,134,559
3.54%, 6/15/30	867,651	936,614
3.82%, 6/01/33	1,000,000	1,073,066

		3,144,239

SMALL BUSINESS ADMINISTRATION—0.1%
0.60%, 2/25/32+	406,757	405,022

UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.2%
2.35%, 8/01/21	1,000,000	1,018,672

TOTAL U.S. GOVERNMENT AGENCIES (COST $174,819,097)		179,227,973

	SHARES	FAIR VALUE
INVESTMENT COMPANY—0.8%
MUTUAL FUND—0.8%
Pax World High Yield Bond Fund, Individual Investor Class (COST $4,199,236)	530,984	$3,472,634

TOTAL INVESTMENTS (Cost* $414,045,420—Unrealized gain/loss $10,412,723)—98.8%		$424,458,143
Other assets in excess of liabilities—1.2%		5,028,589

NET ASSETS—100%		$429,486,732

+	Variable rate security. Rates presented are the rates in effect at September 30, 2015.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2015, these securities were valued at $43,099,929 or 10.0% of net assets.
(b)	Illiquid security.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

Rev. — Revenue

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%
AUSTRALIA—5.2%
BANKS—2.1%
Australia & New Zealand Banking Group Ltd.	6,107	$116,681
Australia & New Zealand Banking Group Ltd.- ADR	36,061	686,962
Commonwealth Bank of Australia	16,147	828,802
Commonwealth Bank of Australia- ADR	919	47,191
National Australia Bank Ltd.	4,644	98,280
National Australia Bank Ltd.- ADR	63,688	669,998
Westpac Banking Corp.	4,051	85,099
Westpac Banking Corp.- ADR	43,855	923,586

		3,456,599

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	187,478
CSL Ltd.- ADR	6,332	198,572

		386,050

CAPITAL MARKETS—0.2%
Macquarie Group Ltd.	3,958	214,504
Macquarie Group Ltd.- ADR	2,747	146,415

		360,919

CHEMICALS—0.1%
Orica Ltd.	19,480	206,750

CONTAINERS & PACKAGING—0.2%
Amcor Ltd.	15,893	147,803
Amcor Ltd.- ADR	3,500	129,500

		277,303

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	17,682	69,909
Telstra Corp. Ltd.- ADR	10,910	214,382

		284,291

FOOD & STAPLES RETAILING—0.3%
Wesfarmers Ltd.	16,433	454,259

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	397,029

METALS & MINING—1.1%
Alumina Ltd.- ADR	41,858	131,434
BHP Billiton Ltd.- ADR	31,920	1,009,310
BHP Billiton plc	30,582	465,508
Newcrest Mining Ltd.- ADR (a)	9,928	88,359
South32 Ltd. (a)	30,582	29,327
South32 Ltd.- ADR (a)	12,768	60,776

		1,784,714

OIL, GAS & CONSUMABLE FUELS—0.4%
Origin Energy Ltd.	58,423	218,978
Woodside Petroleum Ltd.	18,241	373,329
Woodside Petroleum Ltd.- ADR	5,235	106,689

		698,996

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Scentre Group REIT	25,459	70,071
Shopping Centres Australasia Property Group REIT	1	1
Westfield Corp. REIT	20,433	143,781

		213,853

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
AUSTRALIA—5.2%, continued
TRANSPORTATION INFRASTRUCTURE—0.0%**
Sydney Airport	463	$1,946

		8,522,709

AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG (a)	2,192	63,701
Erste Group Bank AG- ADR (a)	12,078	175,735

		239,436

BELGIUM—0.6%
FOOD & STAPLES RETAILING—0.6%
Colruyt SA (a)	8,334	401,671
Delhaize Group	1,156	102,469
Delhaize Group- ADR	22,300	493,499

		997,639

BRAZIL—1.4%
BANKS—0.2%
Banco Bradesco SA- ADR	49,429	264,939

CHEMICALS—0.1%
Braskem SA- ADR	21,635	182,383

ELECTRIC UTILITIES—0.0%**
Cia Energetica de Minas Gerais- ADR	52,928	94,212

FOOD PRODUCTS—0.3%
BRF SA- ADR	30,956	550,707

METALS & MINING—0.3%
Cia Siderurgica Nacional SA- ADR	64,043	61,372
Gerdau SA- ADR	91,239	124,997
Vale SA- ADR	58,738	246,700

		433,069

OIL, GAS & CONSUMABLE FUELS—0.4%
Petroleo Brasileiro SA- ADR (a)	61,651	268,182
Ultrapar Participacoes SA- ADR	19,886	332,494

		600,676

WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	104,644

		2,230,630

CANADA—5.8%
AUTO COMPONENTS—0.3%
Magna International, Inc.	11,430	548,754

BANKS—1.7%
Bank of Montreal	7,625	415,944
Bank of Nova Scotia	12,180	536,894
Canadian Imperial Bank of Commerce	3,074	221,205
Royal Bank of Canada	17,137	946,819
Toronto-Dominion Bank	18,236	718,863

		2,839,725

CHEMICALS—0.5%
Agrium, Inc.	3,522	315,219
Methanex Corp.	7,953	263,722
Potash Corp of Saskatchewan, Inc.	10,495	215,672

		794,613

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
CANADA—5.8%, continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
TransAlta Corp.	20,678	$96,153

INSURANCE—0.4%
Manulife Financial Corp.	22,525	348,687
Sun Life Financial, Inc.	8,848	285,436

		634,123

MEDIA—0.1%
Shaw Communications, Inc., Class B	9,357	181,526

METALS & MINING—0.3%
Barrick Gold Corp.	12,151	77,280
Goldcorp, Inc.	22,274	278,871
Teck Resources Ltd., Class B	23,545	113,016

		469,167

OIL, GAS & CONSUMABLE FUELS—1.1%
Advantage Oil & Gas Ltd. (a)	18,950	98,730
Cenovus Energy, Inc.	15,514	235,192
Enbridge, Inc.	18,096	671,904
Encana Corp.	29,402	189,349
Suncor Energy, Inc.	21,761	581,454

		1,776,629

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Brookfield Asset Management, Inc., Class A	20,511	644,866

ROAD & RAIL—0.9%
Canadian National Railway Co.	12,210	693,040
Canadian Pacific Railway Ltd.	5,165	741,539

		1,434,579

		9,420,135

CHILE—0.4%
AIRLINES—0.1%
Latam Airlines Group SA- ADR (a)	29,445	143,692

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	6,720	139,440

CHEMICALS—0.1%
Sociedad Quimica y Minera de Chile SA- ADR	15,440	224,498

METALS & MINING—0.1%
Antofagasta plc	12,055	91,313
Antofagasta plc- ADR	3,393	51,641

		142,954

		650,584

CHINA—3.5%
AIRLINES—0.1%
China Southern Airlines Co. Ltd.- ADR	5,546	202,762

BANKS—0.5%
China Construction Bank Corp.- ADR	57,683	768,914

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
CHINA—3.5%, continued
CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR (a)	7,041	$272,628

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	296,944

INSURANCE—1.0%
China Life Insurance Co. Ltd.- ADR	66,612	1,157,717
Ping An Insurance Group Co. of China Ltd.- ADR	33,826	337,583
Ping An Insurance Group Co. of China Ltd., Class H	33,279	166,295

		1,661,595

INTERNET SOFTWARE & SERVICES—1.2%
Tencent Holdings Ltd.- ADR	119,811	2,022,410

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	175,764

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
Lenovo Group Ltd.- ADR	18,577	312,465

		5,713,482

COLOMBIA—0.5%
BANKS—0.2%
BanColombia SA- ADR	10,431	335,878

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	50,865	437,439

		773,317

DENMARK—1.2%
BANKS—0.2%
Danske Bank A/S	8,777	265,244
Danske Bank A/S- ADR	6,614	99,872

		365,116

PHARMACEUTICALS—1.0%
Novo Nordisk A/S- ADR	28,510	1,546,382

		1,911,498

FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR	31,017	210,295

MACHINERY—0.2%
Kone OYJ, Class B	9,457	359,913

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	242,956

		813,164

FRANCE—7.1%
AUTO COMPONENTS—0.5%
Cie Generale des Etablissements Michelin	1,074	98,265
Cie Generale des Etablissements Michelin- ADR	25,215	457,652
Valeo SA	338	45,893

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
FRANCE—7.1%, continued
AUTO COMPONENTS—0.5%, continued
Valeo SA- ADR	4,352	$294,065

		895,875

AUTOMOBILES—0.2%
Renault SA	5,464	394,243

BANKS—1.0%
BNP Paribas SA- ADR	28,958	856,578
Credit Agricole SA	11,014	126,801
Credit Agricole SA- ADR	14,211	80,718
Societe Generale SA	4,111	183,725
Societe Generale SA- ADR	36,300	324,522

		1,572,344

BUILDING PRODUCTS—0.3%
Cie de Saint-Gobain	11,742	509,607

CONSTRUCTION & ENGINEERING—0.4%
Bouygues SA	5,829	206,865
Vinci SA- ADR	30,694	486,500

		693,365

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	28,890
Lafarge SA- ADR	6,876	115,035

		143,925

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	20,175	305,046
Vivendi SA	9,270	219,622
Vivendi SA- ADR	1,680	39,682

		564,350

ELECTRICAL EQUIPMENT—0.6%
Legrand SA	17,254	917,966

ENERGY EQUIPMENT & SERVICES—0.2%
CGG SA (a)	670	2,315
CGG SA- ADR (a)	7,732	27,062
Technip SA- ADR	26,180	308,662

		338,039

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	45,137
Carrefour SA- ADR	49,035	291,758

		336,895

FOOD PRODUCTS—0.7%
Danone SA- ADR	85,545	1,077,867

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Essilor International SA	4,503	550,124
Essilor International SA- ADR	952	57,853

		607,977

INSURANCE—0.5%
AXA SA- ADR	34,977	850,990

MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	447,996

MULTI-UTILITIES—0.5%
Engie SA	2,524	40,840
Engie SA- ADR	17,681	284,664
Veolia Environnement SA	11,656	265,828
Veolia Environnement SA- ADR	8,771	198,663

		789,995

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
FRANCE—7.1%, continued
PERSONAL PRODUCTS—0.6%
L’Oreal SA	382	$66,397
L’Oreal SA- ADR	26,720	926,115

		992,512

SOFTWARE—0.3%
Dassault Systemes- ADR	6,224	459,082

		11,593,028

GERMANY—6.4%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	10,161	281,490
Deutsche Post AG- ADR	14,832	411,143

		692,633

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR (a)	10,201	141,488

AUTOMOBILES—0.5%
Bayerische Motoren Werke AG- ADR	27,692	815,474

CAPITAL MARKETS—0.4%
Deutsche Bank AG	21,692	584,816

CHEMICALS—0.6%
BASF SE- ADR	13,580	1,037,648

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	2,890	249,246
Deutsche Boerse AG- ADR	15,060	129,064

		378,310

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Deutsche Telekom AG- ADR	32,617	579,604

HEALTH CARE PROVIDERS & SERVICES—0.7%
Fresenius Medical Care AG & Co. KGaA- ADR	19,354	754,999
Fresenius SE & Co. KGaA	5,130	344,366

		1,099,365

INSURANCE—1.1%
Allianz SE- ADR	76,050	1,188,662
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	314,138
Muenchener Rueckversicherungs-Gesellschaft AG- ADR	18,890	353,243

		1,856,043

MULTI-UTILITIES—0.1%
RWE AG	7,942	90,251
RWE AG- ADR	5,585	63,780

		154,031

PHARMACEUTICALS—0.8%
Bayer AG- ADR	9,846	1,260,682

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	136,953

SOFTWARE—0.5%
SAP SE- ADR	12,252	793,807

TEXTILES, APPAREL & LUXURY GOODS—0.3%
adidas AG	1,323	106,670
adidas AG- ADR	9,964	401,948

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
GERMANY—6.4%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.3%, continued
Puma SE	285	$58,996

		567,614

TRADING COMPANIES & DISTRIBUTORS—0.2%
Brenntag AG	5,521	297,879

		10,396,347

HONG KONG—3.6%
BANKS—0.4%
BOC Hong Kong Holdings Ltd.	158,000	465,986
BOC Hong Kong Holdings Ltd.- ADR	1,754	103,942

		569,928

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	310,107

ELECTRIC UTILITIES—0.3%
Cheung Kong Infrastructure Holdings Ltd.	49,000	439,175

INDUSTRIAL CONGLOMERATES—0.1%
Jardine Matheson Holdings Ltd.	751	35,560
Jardine Matheson Holdings Ltd.- ADR	3,618	170,173

		205,733

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
Hang Lung Properties Ltd.	83,000	186,697
Hang Lung Properties Ltd.- ADR	4,159	47,413
Henderson Land Development Co. Ltd.	52,948	316,612
Sun Hung Kai Properties Ltd.	22,000	286,953
Sun Hung Kai Properties Ltd.- ADR	22,014	291,245
Swire Pacific Ltd., Class A	10,000	112,085
Swire Pacific Ltd., Class A- ADR	32,051	359,612
Swire Properties Ltd.	73,150	202,750
Wharf Holdings Ltd.	150,000	846,361

		2,649,728

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	1,862
Esprit Holdings Ltd.- ADR	4,499	6,883

		8,745

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Global Brands Group Holding Ltd. (a)	122,000	25,256
Li & Fung Ltd.	122,000	93,456
Li & Fung Ltd.- ADR	12,287	18,740

		137,452

WIRELESS TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd.- ADR	25,856	1,538,432

		5,859,300

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR (a)	11,582	81,884

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	17,552

		99,436

INDIA—2.2%
BANKS—0.8%
HDFC Bank Ltd.- ADR	16,597	1,013,911

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
INDIA—2.2%, continued
BANKS—0.8%, continued
ICICI Bank Ltd.- ADR	44,170	$370,144

		1,384,055

IT SERVICES—0.8%
Infosys Ltd.- ADR	33,354	636,728
Wipro Ltd.- ADR	50,683	622,894

		1,259,622

METALS & MINING—0.1%
Vedanta Ltd.- ADR	36,143	187,221

PHARMACEUTICALS—0.5%
Dr. Reddy’s Laboratories Ltd.- ADR	11,769	752,157

		3,583,055

INDONESIA—0.6%
BANKS—0.2%
PT Bank Mandiri- ADR	49,403	265,294

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telekomunikasi Indonesia Persero Tbk PT- ADR	18,427	656,923

MACHINERY—0.0%**
United Tractors Tbk PT- ADR	3,369	80,866

		1,003,083

IRELAND—1.3%
CONSTRUCTION MATERIALS—0.4%
CRH plc- ADR	27,925	741,130

PHARMACEUTICALS—0.5%
Shire plc- ADR	3,634	745,806

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	51,226
Experian plc- ADR	37,268	600,387

		651,613

		2,138,549

ISRAEL—0.6%
PHARMACEUTICALS—0.5%
Teva Pharmaceutical Industries Ltd.- ADR	13,991	789,932

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	2,576	204,354

		994,286

ITALY—1.8%
BANKS—0.5%
Intesa Sanpaolo SpA	84,705	299,237
Intesa Sanpaolo SpA- ADR	5,976	127,110
UniCredit SpA	62,353	388,721

		815,068

ELECTRIC UTILITIES—0.1%
Enel SpA	39,458	176,061

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	293,764

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
ITALY—1.8%, continued
OIL, GAS & CONSUMABLE FUELS—0.4%
ENI SpA- ADR	22,185	$695,943

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Luxottica Group SpA- ADR	9,316	645,413

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	387,785

		3,014,034

JAPAN—16.4%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	161,126
Bridgestone Corp.- ADR	16,204	281,626
Denso Corp.	5,900	249,917
Denso Corp.- ADR	6,048	128,399

		821,068

AUTOMOBILES—2.3%
Honda Motor Co. Ltd.- ADR	32,346	967,145
Nissan Motor Co. Ltd.- ADR	36,396	675,874
Toyota Motor Corp.- ADR	18,470	2,166,162

		3,809,181

BANKS—1.7%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,148,611
Mizuho Financial Group, Inc.- ADR	132,028	489,824
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,035,009
Sumitomo Mitsui Trust Holdings, Inc.	2,980	10,922
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	145,040

		2,829,406

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	17,530
Asahi Glass Co. Ltd.- ADR	21,219	123,282

		140,812

CAPITAL MARKETS—0.5%
Daiwa Securities Group, Inc.	16,000	103,528
Daiwa Securities Group, Inc.- ADR	49,678	324,894
Nomura Holdings, Inc.- ADR	61,382	357,243

		785,665

CHEMICALS—0.4%
Nitto Denko Corp.	500	29,946
Nitto Denko Corp.- ADR	11,626	346,560
Shin-Etsu Chemical Co. Ltd.	2,000	102,568
Sumitomo Chemical Co. Ltd.	38,000	192,156

		671,230

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	483,118
Dai Nippon Printing Co. Ltd.- ADR	37	358

		483,476

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	9,000	119,405
Obayashi Corp.	55,000	469,270

		588,675

DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	2,300	29,669
ORIX Corp.- ADR	5,614	364,517

		394,186

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—16.4%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Nippon Telegraph & Telephone Corp.- ADR	26,412	$932,608

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.	12,600	185,777
Tohoku Electric Power Co., Inc.	9,200	124,674

		310,451

ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	30,872	535,012

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Hitachi Ltd.	11,000	55,506
Hitachi Ltd.- ADR	4,047	204,657
Kyocera Corp.	2,800	128,240
Kyocera Corp.- ADR	3,162	145,515
Murata Manufacturing Co. Ltd.	1,300	167,927
TDK Corp.	200	11,312
TDK Corp.- ADR	826	46,438

		759,595

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Hoya Corp.	9,500	311,143
Hoya Corp.- ADR	1,734	57,655
Terumo Corp.	11,800	333,972

		702,770

HOUSEHOLD DURABLES—0.9%
Panasonic Corp.	10,700	108,285
Panasonic Corp.- ADR	21,410	216,455
Sekisui House Ltd.	8,000	125,311
Sekisui House Ltd.- ADR	30,149	474,244
Sharp Corp. (a)	10,000	11,469
Sharp Corp.- ADR	17,095	18,805
Sony Corp.- ADR (a)	22,223	544,464

		1,499,033

INSURANCE—0.6%
MS&AD Insurance Group Holdings, Inc.- ADR	34,266	459,507
Tokio Marine Holdings, Inc.	4,600	171,856
Tokio Marine Holdings, Inc.- ADR	7,354	275,628

		906,991

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc.	18,400	235,197

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	8,700
Fujitsu Ltd.- ADR	1,240	26,895

		35,595

MACHINERY—1.2%
FANUC Corp.	400	61,535
FANUC Corp.- ADR	22,452	575,894
Kubota Corp.- ADR	7,847	541,051
Makita Corp.	600	31,916
Makita Corp.- ADR	4,936	261,781
SMC Corp.	1,900	416,021

		1,888,198

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	33,390

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JAPAN—16.4%, continued
METALS & MINING—0.3%
Nippon Steel Corp.	12,700	$231,429
Sumitomo Metal Mining Co. Ltd.	23,000	261,274

		492,703

PERSONAL PRODUCTS—0.5%
Kao Corp.-ADR	10,418	473,185
Shiseido Co. Ltd.	2,100	45,794
Shiseido Co. Ltd.-ADR	15,035	328,515

		847,494

PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	13,000	168,273
Astellas Pharma, Inc.-ADR	22,165	285,707
Daiichi Sankyo Co. Ltd.	7,700	133,610
Daiichi Sankyo Co. Ltd.-ADR	1,901	32,811
Takeda Pharmaceutical Co. Ltd.	2,700	118,455
Takeda Pharmaceutical Co. Ltd.-ADR	17,304	378,439

		1,117,295

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.-ADR	15,470	382,480
Mitsubishi Estate Co. Ltd.	7,000	142,993
Mitsubishi Estate Co. Ltd.- ADR	8,499	174,693
Mitsui Fudosan Co. Ltd.	15,000	411,171
Sumitomo Realty & Development Co. Ltd.	6,000	190,964

		1,302,301

ROAD & RAIL—0.8%
Central Japan Railway Co.	1,348	217,335
East Japan Railway Co.	3,590	302,514
East Japan Railway Co.-ADR	29,226	410,918
Keikyu Corp.	37,000	294,513

		1,225,280

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	31,129
Rohm Co. Ltd.-ADR	2,660	58,826

		89,955

SOFTWARE—0.2%
Nintendo Co. Ltd.-ADR	11,880	249,100

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
Canon, Inc.-ADR	18,193	527,051
FUJIFILM Holdings Corp.-ADR	11,626	434,813
Seiko Epson Corp.	1,200	16,975
Seiko Epson Corp.-ADR	10,312	72,957

		1,051,796

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.-ADR	5,242	314,048

TRADING COMPANIES & DISTRIBUTORS—0.2%
Mitsui & Co. Ltd.-ADR	1,637	369,962

WIRELESS TELECOMMUNICATION SERVICES—0.8%
KDDI Corp.-ADR	36,546	410,777
NTT DoCoMo, Inc.-ADR	25,911	437,377
SoftBank Group Corp.-ADR	6,172	142,882
SoftBank Group Corp.	6,500	300,559

		1,291,595

		26,714,068

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.-ADR	6,079	$359,208

LUXEMBOURG—0.2%
ENERGY EQUIPMENT & SERVICES—0.2%
Tenaris SA-ADR	14,688	354,128

MEXICO—1.3%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV-ADR	5,797	402,196

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV-ADR (a)	44,994	314,508

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV-ADR	12,772	314,702

MEDIA—0.2%
Grupo Televisa SAB-ADR	11,081	288,328

METALS & MINING—0.1%
Fresnillo plc	14,613	130,904

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV-ADR	4,513	391,909

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Class L-ADR	17,340	286,977

		2,129,524

NETHERLANDS—2.1%
BANKS—0.3%
ING Groep NV-ADR	35,844	506,476

CHEMICALS—0.1%
Akzo Nobel NV-ADR	10,773	231,943

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV-ADR	23,941	466,608

INDUSTRIAL CONGLOMERATES—0.4%
Koninklijke Philips NV—NY Registry Shares	30,708	720,410

INSURANCE—0.1%
Aegon NV—NY Registry Shares	23,208	133,446

LIFE SCIENCES TOOLS & SERVICES—0.3%
QIAGEN NV (a)	16,784	433,027

MEDIA—0.2%
Wolters Kluwer NV	954	29,421
Wolters Kluwer NV-ADR	7,337	225,943

		255,364

OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	3,557	142,220

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
NETHERLANDS—2.1%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ASML Holding NV—NY Registry Shares	4,549	$400,221

SOFTWARE—0.1%
Gemalto NV	2,161	140,491

		3,430,206

NORWAY—0.5%
CHEMICALS—0.1%
Yara International ASA-ADR	7,283	292,121

METALS & MINING—0.1%
Norsk Hydro ASA	28,584	95,315
Norsk Hydro ASA-ADR	13,201	43,828

		139,143

OIL, GAS & CONSUMABLE FUELS—0.3%
Statoil ASA-ADR	31,384	456,951

		888,215

PHILIPPINES—0.2%
WIRELESS TELECOMMUNICATION SERVICES—0.2%
Philippine Long Distance Telephone Co.-ADR	7,932	366,141

PORTUGAL—0.1%
ELECTRIC UTILITIES—0.1%
EDP-Energias de Portugal SA	20,520	75,176
EDP-Energias de Portugal SA-ADR	1,231	44,759

		119,935

RUSSIA—0.2%
MEDIA—0.0%**
CTC Media, Inc.	28,039	49,068

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Mobile TeleSystems PJSC-ADR	37,298	269,292

		318,360

SINGAPORE—1.7%
BANKS—1.1%
DBS Group Holdings Ltd.	10,656	121,631
DBS Group Holdings Ltd.-ADR	18,371	836,615
United Overseas Bank Ltd.	24,187	315,812
United Overseas Bank Ltd.-ADR	22,014	574,566

		1,848,624

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Singapore Telecommunications Ltd.	86,000	217,676
Singapore Telecommunications Ltd.-ADR	6,886	173,734

		391,410

INDUSTRIAL CONGLOMERATES—0.3%
Keppel Corp. Ltd.	11,721	56,055
Keppel Corp. Ltd.-ADR	49,775	477,840

		533,895

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT	737	495

		2,774,424

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SOUTH AFRICA—0.9%
BANKS—0.1%
Standard Bank Group Ltd.-ADR	11,694	$114,601

METALS & MINING—0.0%**
Impala Platinum Holdings Ltd.-ADR (a)	15,171	42,479

OIL, GAS & CONSUMABLE FUELS—0.4%
Sasol Ltd.- ADR	25,904	720,649

TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd.	45,286	247,135

WIRELESS TELECOMMUNICATION SERVICES—0.2%
MTN Group Ltd.-ADR	31,552	403,866

		1,528,730

SOUTH KOREA—2.6%
BANKS—1.5%
KB Financial Group, Inc.-ADR	37,883	1,113,381
Shinhan Financial Group Co. Ltd.-ADR	30,017	1,044,592
Woori Bank-ADR	9,632	225,870

		2,383,843

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.-ADR (a)	41,800	546,326

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.-ADR	42,203	400,929

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.-ADR	34,055	830,942

		4,162,040

SPAIN—2.1%
BANKS—0.8%
Banco Bilbao Vizcaya Argentaria SA-ADR	68,498	573,328
Banco Santander SA-ADR	141,790	748,651

		1,321,979

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA-ADR	37,220	448,129

ELECTRIC UTILITIES—0.2%
Iberdrola SA-ADR	15,225	404,833

METALS & MINING—0.1%
Acerinox SA	16,589	148,325

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol SA	20,489	238,967
Repsol SA-ADR	26,386	307,397

		546,364

SPECIALTY RETAIL—0.4%
Industria de Diseno Textil SA	17,640	591,495

		3,461,125

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SWEDEN—2.5%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson-ADR	48,767	$476,941

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	37,142	729,198

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA, Class B	12,219	341,914

MACHINERY—0.8%
Alfa Laval AB	23,419	383,389
Atlas Copco AB, Class A	8,922	214,565
Atlas Copco AB, Class A-ADR	18,292	441,203
Sandvik AB	19,176	163,348
Sandvik AB-ADR	20,116	170,383

		1,372,888

METALS & MINING—0.2%
Boliden AB	22,985	359,903

OIL, GAS & CONSUMABLE FUELS—0.2%
Lundin Petroleum AB (a)	20,989	270,883

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB (H&M), Class B	3,195	116,733
Hennes & Mauritz AB-ADR	65,360	472,553

		589,286

		4,141,013

SWITZERLAND—7.4%
CAPITAL MARKETS—1.2%
Credit Suisse Group AG-ADR (a)	27,848	669,188
Julius Baer Group Ltd. (a)	9,537	433,094
UBS Group AG	46,462	860,476

		1,962,758

CHEMICALS—0.6%
Syngenta AG-ADR	15,780	1,006,448

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG-ADR	7,140	356,500

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.-ADR (a)	61,282	1,082,853

FOOD PRODUCTS—0.3%
Barry Callebaut AG (a)	397	432,283

INSURANCE—0.8%
Swiss Re AG	3,563	305,696
Zurich Insurance Group AG-ADR (a)	39,970	981,663

		1,287,359

MACHINERY—0.1%
Schindler Holding AG	1,587	232,764

PHARMACEUTICALS—3.0%
Novartis AG-ADR	28,388	2,609,425
Roche Holding AG-ADR	67,656	2,229,265

		4,838,690

PROFESSIONAL SERVICES—0.2%
Adecco SA (a)	4,136	302,902

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SWITZERLAND—7.4%, continued
PROFESSIONAL SERVICES—0.2%, continued
Adecco SA-ADR (a)	1,206	$43,947

		346,849

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	136,790

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	537	31,411
Wolseley plc-ADR	63,056	374,553

		405,964

		12,089,258

TAIWAN—2.7%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Chunghwa Telecom Co. Ltd.-ADR	38,672	1,168,668

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.-ADR	56,975	168,646

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Advanced Semiconductor Engineering, Inc.-ADR	101,549	557,504
Siliconware Precision Industries Co. Ltd.-ADR	79,145	497,426
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR	84,657	1,756,633
United Microelectronics Corp.-ADR	191,039	309,483

		3,121,046

		4,458,360

TURKEY—0.2%
BANKS—0.1%
Turkiye Garanti Bankasi AS-ADR	59,610	139,487

WIRELESS TELECOMMUNICATION SERVICES—0.1%
Turkcell Iletisim Hizmetleri AS-ADR	26,648	231,305

		370,792

UNITED KINGDOM—13.1%
BANKS—1.9%
Barclays plc-ADR	50,461	745,813
HSBC Holdings plc-ADR	44,158	1,672,705
Lloyds Banking Group plc-ADR	102,926	473,460
Standard Chartered plc	26,352	255,745

		3,147,723

CAPITAL MARKETS—0.0%**
Man Group plc	3,940	9,146
Man Group plc-ADR	7,608	17,270

		26,416

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
BT Group plc-ADR	9,102	580,252

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	67,514
SSE plc-ADR	26,274	599,047

		666,561

ENERGY EQUIPMENT & SERVICES—0.4%
AMEC Foster Wheeler plc	26,726	290,318
Subsea 7 SA (a)	36,082	271,603

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED KINGDOM—13.1%, continued
ENERGY EQUIPMENT & SERVICES—0.4%, continued
Subsea 7 SA-ADR (a)	3,305	$24,358

		586,279

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	19,007
J Sainsbury plc-ADR	18,741	296,108
WM Morrison Supermarkets plc	29,374	73,918
WM Morrison Supermarkets plc-ADR	8,054	99,548

		488,581

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	73,938
Smith & Nephew plc-ADR	17,185	601,475

		675,413

HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc	2,247	35,891
Compass Group plc-ADR	47,072	757,389
InterContinental Hotels Group plc-ADR	11,424	395,613

		1,188,893

HOUSEHOLD PRODUCTS—0.8%
Reckitt Benckiser Group plc	3,212	291,283
Reckitt Benckiser Group plc-ADR	51,855	946,354

		1,237,637

INSURANCE—0.9%
Aviva plc	41,971	287,064
Aviva plc-ADR	6,116	83,911
Prudential plc-ADR	24,107	1,015,869

		1,386,844

MEDIA—1.4%
Pearson plc-ADR	23,760	407,721
RELX plc-ADR	36,928	642,178
Sky plc	3,176	50,248
Sky plc-ADR	6,005	380,777
WPP plc-ADR	6,767	703,971

		2,184,895

MULTILINE RETAIL—0.4%
Marks & Spencer Group plc	10,719	81,366
Marks & Spencer Group plc-ADR	17,019	258,859
Next plc	3,156	363,704

		703,929

MULTI-UTILITIES—0.7%
National Grid plc-ADR	16,906	1,177,165

OIL, GAS & CONSUMABLE FUELS—0.6%
BG Group plc	6,208	89,556
BG Group plc-ADR	48,093	700,715
Tullow Oil plc (a)	60,144	154,596
Tullow Oil plc-ADR (a)	15,976	19,650

		964,517

PERSONAL PRODUCTS—0.7%
Unilever NV—NY Registry Shares	28,732	1,155,026

PHARMACEUTICALS—1.3%
AstraZeneca plc-ADR	31,680	1,008,058
GlaxoSmithKline plc-ADR	28,888	1,110,744
Indivior plc	3,212	11,032
Indivior plc-ADR	1,963	33,469

		2,163,303

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
UNITED KINGDOM—13.1%, continued
PROFESSIONAL SERVICES—0.1%
Capita plc	12,030	$218,489

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc REIT	16,051	305,995

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc-ADR	8,551	369,831

SOFTWARE—0.2%
Sage Group plc	33,781	255,573
Sage Group plc-ADR	2,320	69,762

		325,335

SPECIALTY RETAIL—0.2%
Kingfisher plc-ADR	29,151	318,620

WATER UTILITIES—0.4%
Severn Trent plc	6,683	221,074
United Utilities Group plc	2,386	33,442
United Utilities Group plc-ADR	12,883	359,694

		614,210

WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group plc-ADR	26,458	839,777

		21,325,691

UNITED STATES—0.8%
HOTELS, RESTAURANTS & LEISURE—0.2%
Carnival plc-ADR	7,671	396,821

MEDIA—0.2%
Thomson Reuters Corp.	7,011	282,263

METALS & MINING—0.1%
Sims Metal Management Ltd.-ADR	21,356	143,298

PHARMACEUTICALS—0.3%
Valeant Pharmaceuticals International, Inc. (a)	2,713	483,945

		1,306,327

TOTAL COMMON STOCKS (COST $158,478,700)		160,251,257

PREFERRED STOCKS—0.2%
BRAZIL—0.2%
BANKS—0.1%
Itau Unibanco Holding SA-ADR	43,666	289,069

FOOD & STAPLES RETAILING—0.1%
Cia Brasileira de Distribuicao-ADR	11,237	140,912

TOTAL PREFERRED STOCKS (COST $808,789)		429,981

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
WARRANT—0.0%**
HONG KONG—0.0%**
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a)
(COST $—)	916	892

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16 (b)	$1,000,000	1,000,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17 (b)	600,000	600,000

TOTAL CORPORATE NOTES (COST $1,600,000)		1,600,000

TOTAL INVESTMENTS (Cost* $160,887,489—Unrealized gain/loss $1,394,641)—99.3%		$162,282,130
Other assets in excess of liabilities—0.7%		1,128,770

NET ASSETS—100%		$163,410,900

(a)	Non-income producing securities.
(b)	Illiquid security.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR — American Depositary Receipt

Plc — Public Liability Company

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—2.2%
FedEx Corp.	5,156	$742,361
United Parcel Service, Inc., Class B	21,174	2,089,662

		2,832,023

AUTO COMPONENTS—1.0%
BorgWarner, Inc.	4,390	182,580
Delphi Automotive plc	3,800	288,952
Goodyear Tire & Rubber Co.	4,500	131,985
Johnson Controls, Inc.	16,631	687,858

		1,291,375

AUTOMOBILES—1.5%
Ford Motor Co.	70,233	953,062
General Motors Co.	30,620	919,212

		1,872,274

BANKS—10.7%
Bank of America Corp.	153,220	2,387,168
BB&T Corp.	13,054	464,722
Citigroup, Inc.	43,026	2,134,520
Comerica, Inc.	4,021	165,263
Huntington Bancshares, Inc.	18,154	192,432
JPMorgan Chase & Co.	57,942	3,532,724
KeyCorp	9,408	122,398
M&T Bank Corp.	2,256	275,119
PNC Financial Services Group, Inc.	7,721	688,713
Regions Financial Corp.	24,860	223,989
SunTrust Banks, Inc.	6,766	258,732
U.S. Bancorp	11,287	462,880
Wells Fargo & Co.	50,289	2,582,340
Zions Bancorp	4,400	121,176

		13,612,176

BEVERAGES—1.7%
Coca-Cola Co.	29,710	1,191,965
PepsiCo, Inc.	10,879	1,025,890

		2,217,855

BIOTECHNOLOGY—0.3%
Amgen, Inc.	1,504	208,033
Baxalta, Inc.	5,730	180,553

		388,586

BUILDING PRODUCTS—0.2%
Allegion plc	4,178	240,903

CAPITAL MARKETS—3.1%
Ameriprise Financial, Inc.	1,806	197,089
Bank of New York Mellon Corp.	14,064	550,606
BlackRock, Inc.	932	277,242
Charles Schwab Corp.	8,270	236,191
Goldman Sachs Group, Inc.	6,557	1,139,344
Invesco Ltd.	4,702	146,844
Morgan Stanley	22,811	718,547
Northern Trust Corp.	3,977	271,072
State Street Corp.	6,240	419,390

		3,956,325

CHEMICALS—2.8%
Air Products & Chemicals, Inc.	2,567	327,498
Chemours Co.	16,153	104,510

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
CHEMICALS—2.8%, continued
E.I. du Pont de Nemours & Co.	15,069	$726,326
Eastman Chemical Co.	5,570	360,490
Ecolab, Inc.	1,616	177,308
LyondellBasell Industries NV, Class A	7,340	611,862
Mosaic Co.	4,920	153,061
PPG Industries, Inc.	5,430	476,157
Praxair, Inc.	5,656	576,120

		3,513,332

COMMERCIAL SERVICES & SUPPLIES—0.5%
ADT Corp.	5,046	150,875
Tyco International plc	13,821	462,451

		613,326

COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	30,465	799,706

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,852	165,198

CONSUMER FINANCE—1.1%
American Express Co.	7,624	565,167
Capital One Financial Corp.	10,900	790,468

		1,355,635

CONTAINERS & PACKAGING—0.5%
Avery Dennison Corp.	3,846	217,568
Ball Corp.	4,084	254,025
Owens-Illinois, Inc.(a)	7,755	160,684

		632,277

DISTRIBUTORS—0.2%
Genuine Parts Co.	3,080	255,301

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	220,603

DIVERSIFIED FINANCIAL SERVICES—3.4%
Berkshire Hathaway, Inc., Class B(a)	27,382	3,570,613
CME Group, Inc.	5,240	485,957
McGraw Hill Financial, Inc.	3,488	301,712

		4,358,282

DIVERSIFIED TELECOMMUNICATION SERVICES—4.7%
AT&T, Inc.	86,318	2,812,240
CenturyLink, Inc.	7,688	193,123
Frontier Communications Corp.	55,538	263,806
Verizon Communications, Inc.	61,930	2,694,574

		5,963,743

ELECTRIC UTILITIES—3.5%
American Electric Power Co., Inc.	6,000	341,160
Duke Energy Corp.	15,864	1,141,256
Edison International	3,537	223,079
NextEra Energy, Inc.	8,265	806,251
PPL Corp.	14,801	486,805
Southern Co.	24,911	1,113,522
Xcel Energy, Inc.	8,784	311,041

		4,423,114

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
ELECTRICAL EQUIPMENT—1.8%
Eaton Corp. plc	9,050	$464,265
Emerson Electric Co.	22,204	980,750
Rockwell Automation, Inc.	7,910	802,628

		2,247,643

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	16,306	279,159
TE Connectivity Ltd.	3,956	236,925

		516,084

ENERGY EQUIPMENT & SERVICES—2.5%
Baker Hughes, Inc.	8,170	425,167
Cameron International Corp.(a)	3,818	234,120
Diamond Offshore Drilling, Inc.	12,263	212,150
Ensco plc, Class A	16,590	233,587
FMC Technologies, Inc.(a)	6,180	191,580
Nabors Industries Ltd.	16,686	157,683
National Oilwell Varco, Inc.	9,526	358,654
Noble Corp. plc	13,071	142,605
Schlumberger Ltd.	15,850	1,093,174
Transocean Ltd.	11,520	148,838

		3,197,558

FOOD & STAPLES RETAILING—4.1%
Costco Wholesale Corp.	6,540	945,488
CVS Health Corp.	1,923	185,531
Kroger Co.	19,164	691,245
Safeway, Inc.	6,607	322
Safeway, Inc.	6,607	6,705
Sysco Corp.	10,383	404,626
Walgreens Boots Alliance, Inc.	11,646	967,783
Wal-Mart Stores, Inc.	28,280	1,833,675
Whole Foods Market, Inc.	6,300	199,395

		5,234,770

FOOD PRODUCTS—2.4%
Archer-Daniels-Midland Co.	7,850	325,383
General Mills, Inc.	8,384	470,594
Kellogg Co.	3,959	263,471
Kraft Heinz Co.	8,290	585,108
Mondelez International, Inc., Class A	34,482	1,443,761

		3,088,317

GAS UTILITIES—0.4%
AGL Resources, Inc.	7,240	441,930

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
Abbott Laboratories	25,520	1,026,414
Baxter International, Inc.	5,470	179,690

		1,206,104

HEALTH CARE PROVIDERS & SERVICES—3.6%
Aetna, Inc.	4,309	471,448
Anthem, Inc.	5,655	791,700
Cardinal Health, Inc.	4,550	349,531
Cigna Corp.	1,255	169,450
Express Scripts Holding Co.(a)	8,567	693,584
Humana, Inc.	2,730	488,670
McKesson Corp.	1,664	307,890

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
HEALTH CARE PROVIDERS & SERVICES—3.6%, continued
UnitedHealth Group, Inc.	11,127	$1,290,843

		4,563,116

HOTELS, RESTAURANTS & LEISURE—1.7%
Carnival Corp.	8,393	417,132
McDonald’s Corp.	11,860	1,168,566
Starbucks Corp.	4,360	247,822
Starwood Hotels & Resorts Worldwide, Inc.	1,776	118,069
Wyndham Worldwide Corp.	2,711	194,921

		2,146,510

HOUSEHOLD DURABLES—0.3%
D.R. Horton, Inc.	10,244	300,764
Whirlpool Corp.	872	128,411

		429,175

HOUSEHOLD PRODUCTS—1.5%
Colgate-Palmolive Co.	4,598	291,789
Procter & Gamble Co.	21,658	1,558,077

		1,849,866

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
AES Corp.	11,874	116,246
NRG Energy, Inc.	6,736	100,030
Talen Energy Corp.(a)	1,848	18,665

		234,941

INDUSTRIAL CONGLOMERATES—2.3%
3M Co.	19,445	2,756,718
Roper Technologies, Inc.	1,380	216,246

		2,972,964

INSURANCE—6.1%
ACE Ltd.	4,420	457,028
Aflac, Inc.	10,310	599,320
Allstate Corp.	8,739	508,959
American International Group, Inc.	21,857	1,241,915
Aon plc	2,267	200,879
Assurant, Inc.	2,924	231,025
Chubb Corp.	3,750	459,938
Cincinnati Financial Corp.	5,262	283,096
Hartford Financial Services Group, Inc.	4,990	228,442
Lincoln National Corp.	3,280	155,669
Loews Corp.	9,894	357,569
Marsh & McLennan Cos., Inc.	5,930	309,665
MetLife, Inc.	20,563	969,545
Principal Financial Group, Inc.	3,230	152,908
Progressive Corp.	9,953	304,960
Prudential Financial, Inc.	8,520	649,309
Travelers Cos., Inc.	5,533	550,700
Unum Group	4,280	137,302

		7,798,229

INTERNET SOFTWARE & SERVICES—0.5%
eBay, Inc.(a)	2,888	70,583
Google, Inc., Class C(a)	421	256,145

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
INTERNET SOFTWARE & SERVICES—0.5%, continued
Google, Inc., Class A(a)	490	$312,801

		639,529

IT SERVICES—2.8%
Accenture plc, Class A	4,238	416,426
Fidelity National Information Services, Inc.	3,862	259,063
International Business Machines Corp.	14,012	2,031,320
Mastercard, Inc., Class A	2,880	259,545
Paychex, Inc.	3,684	175,469
PayPal Holdings, Inc.(a)	2,888	89,643
Western Union Co.	10,989	201,758
Xerox Corp.	15,601	151,798

		3,585,022

LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,244	396,676

MACHINERY—3.3%
Deere & Co.	10,637	787,138
Dover Corp.	7,213	412,440
Flowserve Corp.	3,900	160,446
Illinois Tool Works, Inc.	7,035	579,051
Ingersoll-Rand plc	5,365	272,381
Joy Global, Inc.	10,200	152,286
PACCAR, Inc.	3,666	191,255
Parker-Hannifin Corp.	3,757	365,556
Pentair plc	9,840	502,234
Stanley Black & Decker, Inc.	3,840	372,403
Xylem, Inc.	10,598	348,144

		4,143,334

MEDIA—1.8%
CBS Corp., Class B	2,720	108,528
Comcast Corp., Class A	15,295	869,980
Omnicom Group, Inc.	2,019	133,052
Time Warner Cable, Inc.	1,227	220,087
Time Warner, Inc.	3,172	218,075
Viacom, Inc., Class B	3,931	169,623
Walt Disney Co.	5,997	612,893

		2,332,238

METALS & MINING—0.4%
Newmont Mining Corp.	10,380	166,807
Nucor Corp.	9,290	348,839

		515,646

MULTILINE RETAIL—0.9%
Macy’s, Inc.	3,933	201,841
Target Corp.	11,166	878,318

		1,080,159

MULTI-UTILITIES—1.3%
CenterPoint Energy, Inc.	9,131	164,723
Consolidated Edison, Inc.	9,561	639,153
DTE Energy Co.	3,270	262,810
NiSource, Inc.	4,934	91,526
SCANA Corp.	4,988	280,625
Sempra Energy	2,723	263,368

		1,702,205

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
OIL, GAS & CONSUMABLE FUELS—9.6%
Anadarko Petroleum Corp.	6,920	$417,899
Apache Corp.	9,988	391,130
Columbia Pipeline Group, Inc.	10,084	184,436
ConocoPhillips	58,377	2,799,761
Denbury Resources, Inc.	63,189	154,181
EOG Resources, Inc.	1,900	138,320
EQT Corp.	2,798	181,227
Hess Corp.	13,630	682,318
Kinder Morgan, Inc.	21,951	607,604
Marathon Oil Corp.	37,946	584,369
Marathon Petroleum Corp.	10,896	504,812
Murphy Oil Corp.	21,806	527,705
Noble Energy, Inc.	10,988	331,618
Occidental Petroleum Corp.	31,500	2,083,725
ONEOK, Inc.	4,175	134,435
Phillips 66	17,404	1,337,323
QEP Resources, Inc.	12,478	156,349
Southwestern Energy Co.(a)	16,244	206,136
Spectra Energy Corp.	27,629	725,814
Williams Cos., Inc.	3,591	132,328

		12,281,490

PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	218,464

PERSONAL PRODUCTS—0.3%
Avon Products, Inc.	48,712	158,314
Estee Lauder Cos., Inc., Class A	3,190	257,369

		415,683

PHARMACEUTICALS—5.4%
AbbVie, Inc.	6,808	370,423
Bristol-Myers Squibb Co.	17,479	1,034,757
Eli Lilly & Co.	18,427	1,542,156
Johnson & Johnson	25,081	2,341,311
Merck & Co., Inc.	32,311	1,595,840

		6,884,487

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.1%
Communications Sales & Leasing, Inc.	10,540	188,666
HCP, Inc.	4,327	161,181
Plum Creek Timber Co., Inc.	6,180	244,172
Prologis, Inc.	4,597	178,823
Simon Property Group, Inc.	1,429	262,536
Vornado Realty Trust	1,493	134,997
Weyerhaeuser Co.	6,909	188,892

		1,359,267

ROAD & RAIL—0.4%
Norfolk Southern Corp.	4,645	354,878
Ryder System, Inc.	1,959	145,044

		499,922

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
Analog Devices, Inc.	6,343	357,809
Applied Materials, Inc.	11,897	174,767
Intel Corp.	7,728	232,922
NVIDIA Corp.	11,848	292,053

		1,057,551

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
SOFTWARE—1.4%
Adobe Systems, Inc.(a)	1,819	$149,558
CA, Inc.	7,512	205,077
Microsoft Corp.	8,480	375,325
Oracle Corp.	26,072	941,721
salesforce.com, Inc.(a)	2,090	145,109

		1,816,790

SPECIALTY RETAIL—0.6%
Best Buy Co., Inc.	7,220	268,006
Home Depot, Inc.	3,542	409,066
Staples, Inc.	11,780	138,179

		815,251

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
Apple, Inc.	1,610	177,583
EMC Corp.	15,941	385,134
Hewlett-Packard Co.	28,901	740,155

		1,302,872

TRADING COMPANIES & DISTRIBUTORS—0.2%
W.W. Grainger, Inc.	1,020	219,310

TOTAL COMMON STOCKS (COST $111,871,846)		125,905,137

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16 (b)	$450,000	450,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17 (b)	750,000	750,000

TOTAL CORPORATE NOTES (COST $1,200,000)		1,200,000

TOTAL INVESTMENTS (Cost* $113,071,846—Unrealized gain/loss $14,033,291)—99.7%	$127,105,137
Other assets in excess of liabilities—0.3%	390,650

NET ASSETS—100%	$127,495,787

(a)	Non-income producing securities.
(b)	Illiquid security.
*	Represents cost for financial reporting purposes.

plc — Public Liability Company

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%
AIR FREIGHT & LOGISTICS—1.4%
C. H. Robinson Worldwide, Inc.	5,690	$385,668
Expeditors International of Washington, Inc.	7,851	369,390
FedEx Corp.	3,651	525,671
United Parcel Service, Inc., Class B	10,813	1,067,135

		2,347,864

AIRLINES—0.9%
Delta Air Lines, Inc.	17,886	802,545
Southwest Airlines Co.	20,508	780,124

		1,582,669

AUTO COMPONENTS—0.2%
Delphi Automotive plc	4,705	357,768

AUTOMOBILES—0.1%
Harley-Davidson, Inc.	4,305	236,344

BANKS—1.4%
Fifth Third Bancorp	8,595	162,532
U.S. Bancorp	19,296	791,329
Wells Fargo & Co.	29,764	1,528,381

		2,482,242

BEVERAGES—2.9%
Coca-Cola Co.	53,560	2,148,827
Monster Beverage Corp.(a)	3,886	525,154
PepsiCo, Inc.	24,432	2,303,938

		4,977,919

BIOTECHNOLOGY—5.9%
Alexion Pharmaceuticals, Inc.(a)	4,425	692,026
Amgen, Inc.	14,823	2,050,317
Baxalta, Inc.	9,021	284,252
Biogen, Inc.(a)	4,807	1,402,731
Celgene Corp.(a)	16,758	1,812,713
Gilead Sciences, Inc.	27,932	2,742,643
Regeneron Pharmaceuticals, Inc.(a)	1,440	669,802
Vertex Pharmaceuticals, Inc.(a)	4,082	425,099

		10,079,583

BUILDING PRODUCTS—0.2%
Masco Corp.	13,683	344,538

CAPITAL MARKETS—1.7%
Ameriprise Financial, Inc.	4,361	475,916
BlackRock, Inc.	2,088	621,117
Charles Schwab Corp.	18,879	539,184
Franklin Resources, Inc.	7,976	297,186
Northern Trust Corp.	4,438	302,494
State Street Corp.	2,220	149,206
T. Rowe Price Group, Inc.	8,045	559,128

		2,944,231

CHEMICALS—2.7%
Air Products & Chemicals, Inc.	5,469	697,735
E.I. du Pont de Nemours & Co.	10,538	507,931
Ecolab, Inc.	7,662	840,675
PPG Industries, Inc.	7,241	634,963
Praxair, Inc.	8,079	822,927

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
CHEMICALS—2.7%, continued
Sherwin-Williams Co.	3,622	$806,909
Sigma-Aldrich Corp.	2,605	361,887

		4,673,027

COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems, Inc.	59,674	1,566,442
F5 Networks, Inc.(a)	2,555	295,869
Juniper Networks, Inc.	8,505	218,664
QUALCOMM, Inc.	32,565	1,749,717

		3,830,692

CONSUMER FINANCE—0.8%
American Express Co.	12,240	907,351
Discover Financial Services	9,272	482,051

		1,389,402

CONTAINERS & PACKAGING—0.2%
Sealed Air Corp.	5,793	271,576

DIVERSIFIED FINANCIAL SERVICES—0.7%
Berkshire Hathaway, Inc., Class B(a)	2,515	327,956
Intercontinental Exchange, Inc.	2,047	481,025
McGraw Hill Financial, Inc.	5,128	443,572

		1,252,553

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
AT&T, Inc.	13,672	445,434
Level 3 Communications, Inc.(a)	6,374	278,480
Verizon Communications, Inc.	8,380	364,614

		1,088,528

ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	8,610	839,905

ELECTRICAL EQUIPMENT—0.4%
Emerson Electric Co.	6,247	275,930
Rockwell Automation, Inc.	4,181	424,246

		700,176

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	10,146	517,040

ENERGY EQUIPMENT & SERVICES—0.6%
Cameron International Corp.(a)	4,337	265,945
Schlumberger Ltd.	11,061	762,877

		1,028,822

FOOD & STAPLES RETAILING—2.0%
Costco Wholesale Corp.	1,796	259,648
CVS Health Corp.	25,645	2,474,229
Walgreens Boots Alliance, Inc.	3,882	322,594
Wal-Mart Stores, Inc.	2,244	145,501
Whole Foods Market, Inc.	4,929	156,003

		3,357,975

FOOD PRODUCTS—1.7%
Campbell Soup Co.	5,670	287,356
Hershey Co.	5,314	488,250

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
FOOD PRODUCTS—1.7%, continued
Kellogg Co.	7,669	$510,372
Keurig Green Mountain, Inc.	2,536	132,227
Kraft Heinz Co.	8,438	595,554
Mead Johnson Nutrition Co.	5,698	401,139
Mondelez International, Inc., Class A	11,813	494,610

		2,909,508

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	349,454

HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
Baxter International, Inc.	9,021	296,340
Boston Scientific Corp.(a)	19,106	313,530
Edwards Lifesciences Corp.(a)	4,114	584,887
Intuitive Surgical, Inc.(a)	861	395,698
Medtronic plc	30,912	2,069,249
Stryker Corp.	7,068	665,099
Zimmer Biomet Holdings, Inc.	5,940	557,944

		4,882,747

HEALTH CARE PROVIDERS & SERVICES—1.6%
DaVita HealthCare Partners, Inc.(a)	6,464	467,541
Express Scripts Holding Co.(a)	11,411	923,834
UnitedHealth Group, Inc.	11,979	1,389,684

		2,781,059

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	493,711

HOTELS, RESTAURANTS & LEISURE—2.5%
Chipotle Mexican Grill, Inc.(a)	790	568,997
Marriott International, Inc., Class A	5,438	370,872
McDonald’s Corp.	12,500	1,231,625
Starbucks Corp.	24,398	1,386,782
Starwood Hotels & Resorts Worldwide, Inc.	3,900	259,272
Yum! Brands, Inc.	6,767	541,022

		4,358,570

HOUSEHOLD DURABLES—0.1%
TopBuild Corp.(a)	280	8,672
Whirlpool Corp.	1,667	245,482

		254,154

HOUSEHOLD PRODUCTS—2.1%
Colgate-Palmolive Co.	16,612	1,054,198
Kimberly-Clark Corp.	8,229	897,290
Procter & Gamble Co.	23,676	1,703,251

		3,654,739

INDUSTRIAL CONGLOMERATES—1.5%
3M Co.	12,187	1,727,751
Roper Technologies, Inc.	5,194	813,900

		2,541,651

INSURANCE—1.1%
Aflac, Inc.	4,154	241,472
Aon plc	6,821	604,409
Chubb Corp.	4,619	566,521
Prudential Financial, Inc.	1,920	146,323

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
INSURANCE—1.1%, continued
Travelers Cos., Inc.	2,642	$262,958

		1,821,683

INTERNET & CATALOG RETAIL—3.3%
Amazon.com, Inc.(a)	6,436	3,294,524
Expedia, Inc.	2,388	281,020
Netflix, Inc.(a)	8,526	880,394
Priceline Group, Inc.(a)	1,030	1,273,966

		5,729,904

INTERNET SOFTWARE & SERVICES—6.5%
Akamai Technologies, Inc.(a)	5,069	350,065
eBay, Inc.(a)	16,367	400,009
Facebook, Inc., Class A(a)	38,630	3,472,837
Google, Inc., Class C(a)	4,762	2,897,296
Google, Inc., Class A(a)	5,029	3,210,363
VeriSign, Inc.(a)	5,480	386,669
Yahoo!, Inc.(a)	17,787	514,222

		11,231,461

IT SERVICES—5.0%
Accenture plc, Class A	7,994	785,491
Automatic Data Processing, Inc.	11,012	884,924
Cognizant Technology Solutions Corp., Class A(a)	11,980	750,068
Fiserv, Inc.(a)	7,858	680,581
International Business Machines Corp.	1,095	158,742
Mastercard, Inc., Class A	20,125	1,813,665
Paychex, Inc.	5,970	284,351
PayPal Holdings, Inc.(a)	16,367	508,032
Visa, Inc., Class A	38,164	2,658,504

		8,524,358

LIFE SCIENCES TOOLS & SERVICES—0.8%
Agilent Technologies, Inc.	5,785	198,599
Thermo Fisher Scientific, Inc.	9,445	1,154,935

		1,353,534

MACHINERY—0.4%
Illinois Tool Works, Inc.	6,683	550,078
Ingersoll-Rand plc	4,358	221,255

		771,333

MEDIA—4.8%
CBS Corp., Class B	6,525	260,348
Comcast Corp., Class A	31,097	1,768,797
Discovery Communications, Inc., Class A(a)	6,791	176,770
Discovery Communications, Inc., Class C(a)	6,791	164,953
Gannett Co., Inc.	20,363	299,947
Omnicom Group, Inc.	8,416	554,614
TEGNA, Inc.	6,184	138,460
Time Warner Cable, Inc.	4,148	744,027
Time Warner, Inc.	15,792	1,085,700
Viacom, Inc., Class B	4,340	187,271
Walt Disney Co.	27,439	2,804,266

		8,185,153

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
MULTILINE RETAIL—0.4%
Dollar Tree, Inc.(a)	6,249	$416,558
Target Corp.	2,531	199,089

		615,647

OIL, GAS & CONSUMABLE FUELS—1.7%
Anadarko Petroleum Corp.	4,126	249,169
EOG Resources, Inc.	11,562	841,714
EQT Corp.	4,010	259,728
Kinder Morgan, Inc.	29,358	812,629
Noble Energy, Inc.	3,494	105,449
Spectra Energy Corp.	8,413	221,010
Williams Cos., Inc.	13,291	489,773

		2,979,472

PHARMACEUTICALS—6.6%
AbbVie, Inc.	34,295	1,865,991
Allergan plc(a)	7,444	2,023,354
Bristol-Myers Squibb Co.	19,628	1,161,978
Eli Lilly & Co.	11,868	993,233
Johnson & Johnson	31,098	2,902,998
Merck & Co., Inc.	28,494	1,407,319
Mylan NV(a)	8,313	334,681
Perrigo Co. plc	3,656	574,979

		11,264,533

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	323,178

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.0%
American Tower Corp.	10,594	932,060
AvalonBay Communities, Inc.	3,510	613,618
Care Capital Properties, Inc.	2,135	70,306
Crown Castle International Corp.	11,808	931,297
Equity Residential	9,459	710,560
General Growth Properties, Inc.	12,536	325,560
Host Hotels & Resorts, Inc.	16,449	260,059
Public Storage	3,142	664,941
Simon Property Group, Inc.	5,204	956,079
Ventas, Inc.	8,540	478,752
Welltower, Inc.	9,176	621,399
Weyerhaeuser Co.	9,037	247,072

		6,811,703

ROAD & RAIL—1.7%
CSX Corp.	27,725	745,803
Kansas City Southern	2,586	235,016
Norfolk Southern Corp.	5,900	450,760
Union Pacific Corp.	17,062	1,508,451

		2,940,030

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
Altera Corp.	5,948	297,876
Analog Devices, Inc.	8,337	470,290
Applied Materials, Inc.	18,241	267,960
Avago Technologies Ltd.	6,441	805,189
Broadcom Corp., Class A	12,158	625,286
Intel Corp.	89,693	2,703,347
Micron Technology, Inc.(a)	21,952	328,841

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%, continued
Texas Instruments, Inc.	18,499	$916,071

		6,414,860

SOFTWARE—6.2%
Adobe Systems, Inc.(a)	7,977	655,869
Autodesk, Inc.(a)	4,626	204,192
Citrix Systems, Inc.(a)	3,452	239,155
Intuit, Inc.	6,883	610,866
Microsoft Corp.	148,554	6,575,000
Oracle Corp.	35,196	1,271,279
Red Hat, Inc.(a)	3,075	221,031
salesforce.com, Inc.(a)	8,813	611,887
Symantec Corp.	10,288	200,307

		10,589,586

SPECIALTY RETAIL—4.0%
Bed Bath & Beyond, Inc.(a)	2,656	151,445
Gap, Inc.	8,185	233,273
Home Depot, Inc.	26,011	3,004,010
Lowe’s Cos., Inc.	17,846	1,229,946
O’Reilly Automotive, Inc.(a)	3,768	942,000
Ross Stores, Inc.	9,142	443,113
TJX Cos., Inc.	12,650	903,463

		6,907,250

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.9%
Apple, Inc.	106,785	11,778,385
EMC Corp.	27,961	675,538
NetApp, Inc.	6,524	193,110
SanDisk Corp.	4,838	262,849
Seagate Technology plc	6,305	282,464
Western Digital Corp.	4,218	335,078

		13,527,424

TEXTILES, APPAREL & LUXURY GOODS—1.3%
NIKE, Inc., Class B	12,530	1,540,814
Ralph Lauren Corp.	1,097	129,622
VF Corp.	9,543	650,928

		2,321,364

TRADING COMPANIES & DISTRIBUTORS—0.5%
Fastenal Co.	8,253	302,142

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
TRADING COMPANIES & DISTRIBUTORS—0.5%, continued
W.W. Grainger, Inc.	2,257	$485,278

		787,420

TOTAL COMMON STOCKS (COST $119,000,410)		169,628,340

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16 (b)	$1,500,000	1,500,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17 (b)	175,000	175,000

TOTAL CORPORATE NOTES (COST $1,675,000)		1,675,000

TOTAL INVESTMENTS (Cost* $120,675,410—Unrealized gain/loss $50,627,930)—99.6%		$171,303,340
Other assets in excess of liabilities—0.4%		613,277

NET ASSETS—100%		$171,916,617

(a)	Non-income producing securities.
(b)	Illiquid security.
*	Represents cost for financial reporting purposes.

plc — Public Liability Company

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—1.2%
Hexcel Corp.	12,715	$570,395

BANKS—11.2%
BancorpSouth, Inc.	33,458	795,297
Bank of the Ozarks, Inc.	20,105	879,795
Columbia Banking System, Inc.	28,150	878,561
Hanmi Financial Corp.	28,465	717,318
Home Bancshares, Inc.	19,975	808,987
PrivateBancorp, Inc.	12,335	472,801
Texas Capital Bancshares, Inc.(a)	12,790	670,452

		5,223,211

BIOTECHNOLOGY—1.3%
Exact Sciences Corp.(a)	32,960	592,950

BUILDING PRODUCTS—1.3%
PGT, Inc.(a)	51,100	627,508

CAPITAL MARKETS—1.3%
HFF, Inc., Class A	17,785	600,422

COMMERCIAL SERVICES & SUPPLIES—4.2%
Healthcare Services Group, Inc.	29,720	1,001,564
Multi-Color Corp.	1,825	139,594
Ritchie Bros Auctioneers, Inc.	31,175	806,809

		1,947,967

COMMUNICATIONS EQUIPMENT—2.7%
Ciena Corp.(a)	15,485	320,849
Infinera Corp.(a)	48,955	957,560

		1,278,409

CONSTRUCTION MATERIALS—2.6%
Headwaters, Inc.(a)	37,500	705,000
Summit Materials, Inc., Class A(a)	27,295	512,327

		1,217,327

CONSUMER FINANCE—1.2%
PRA Group, Inc.(a)	10,280	544,018

DISTRIBUTORS—2.2%
Pool Corp.	13,885	1,003,885

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Belden, Inc.	5,300	247,457

FOOD PRODUCTS—1.8%
Post Holdings, Inc.(a)	13,965	825,331

HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
Cantel Medical Corp.	4,515	256,000
Cynosure, Inc., Class A(a)	18,540	556,942
Endologix, Inc.(a)	28,745	352,414
LDR Holding Corp.(a)	10,585	365,500
Neogen Corp.(a)	11,020	495,790

		2,026,646

	SHARES	FAIR VALUE
COMMON STOCKS—96.7%, continued
HEALTH CARE PROVIDERS & SERVICES—4.9%
Acadia Healthcare Co., Inc.(a)	9,605	$636,523
Aceto Corp.	21,815	598,822
Team Health Holdings, Inc.(a)	19,305	1,043,049

		2,278,394

HEALTH CARE TECHNOLOGY—1.1%
Omnicell, Inc.(a)	15,780	490,758

HOTELS, RESTAURANTS & LEISURE—6.1%
Belmond Ltd., Class A(a)	34,944	353,284
Brinker International, Inc.	13,190	694,717
La Quinta Holdings, Inc.(a)	40,755	643,114
Popeyes Louisiana Kitchen, Inc.(a)	13,505	761,142
Zoe’s Kitchen, Inc.(a)	10,640	420,173

		2,872,430

INTERNET & CATALOG RETAIL—0.5%
HSN, Inc.	4,145	237,260

INTERNET SOFTWARE & SERVICES—4.6%
Criteo SA, ADR(a)	22,055	827,945
LogMeIn, Inc.(a)	10,320	703,411
SPS Commerce, Inc.(a)	8,880	602,863

		2,134,219

IT SERVICES—3.0%
Euronet Worldwide, Inc.(a)	19,025	1,409,562

LIFE SCIENCES TOOLS & SERVICES—4.5%
Cambrex Corp.(a)	5,015	198,995
Charles River Laboratories International, Inc.(a)	11,345	720,634
PRA Health Sciences, Inc.(a)	9,795	380,340
VWR Corp.(a)	31,440	807,694

		2,107,663

MACHINERY—1.2%
Barnes Group, Inc.	15,940	574,637

MEDIA—1.7%
EW Scripps Co., Class A	44,225	781,456

MULTILINE RETAIL—1.3%
Burlington Stores, Inc.(a)	12,235	624,474

OIL, GAS & CONSUMABLE FUELS—2.1%
Diamondback Energy, Inc.(a)	8,165	527,459
Memorial Resource Development Corp.(a)	24,820	436,336

		963,795

PHARMACEUTICALS—1.3%
Akorn, Inc.(a)	21,897	624,174

PROFESSIONAL SERVICES—2.5%
Advisory Board Co.(a)	8,085	368,191
FTI Consulting, Inc.(a)	19,005	788,897

		1,157,088

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—96.7%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.9%
CubeSmart	23,185	$630,864
Pebblebrook Hotel Trust	6,670	236,451
Sovran Self Storage, Inc.	8,955	844,457
Strategic Hotels & Resorts, Inc.(a)	42,130	580,973

		2,292,745

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
Kennedy-Wilson Holdings, Inc.	26,145	579,635

ROAD & RAIL—1.3%
Landstar System, Inc.	9,440	599,157

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Rambus, Inc.(a)	65,810	776,558

SOFTWARE—9.4%
ACI Worldwide, Inc.(a)	35,205	743,530
Callidus Software, Inc.(a)	7,090	120,459
Fair Isaac Corp.	10,065	850,492
Interactive Intelligence Group, Inc.(a)	12,935	384,299
Manhattan Associates, Inc.(a)	14,565	907,399
Proofpoint, Inc.(a)	11,390	687,045
Take-Two Interactive Software, Inc.(a)	24,650	708,195

		4,401,419

(a)	Non-income producing securities.
(b)	Illiquid security.
*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—96.7%, continued
SPECIALTY RETAIL—5.6%
Asbury Automotive Group, Inc.(a)	9,350	758,753
Lithia Motors, Inc., Class A	9,530	1,030,288
Monro Muffler Brake, Inc.	12,465	842,011

		2,631,052

TRADING COMPANIES & DISTRIBUTORS—2.0%
Watsco, Inc.	8,060	954,949

TOTAL COMMON STOCKS (COST $36,482,102)		45,196,951

CORPORATE NOTE—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16 (b) (COST $450,000)	$450,000	450,000

TOTAL INVESTMENTS (Cost* $36,932,102—Unrealized gain/loss $8,714,849)—97.7%		$45,646,951
Other assets in excess of liabilities—2.3%		1,079,464

NET ASSETS—100%		$46,726,415

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—99.9%
DEBT FUND—70.6%
Praxis Intermediate Income Fund, Class I (a)	1,320,405	$13,758,622

EQUITY FUND—29.3%
Praxis Growth Index Fund, Class I (a)	113,922	1,910,472
Praxis International Index Fund, Class I (a)	155,060	1,421,900
Praxis Small Cap Fund, Class I (a)(b)	40,917	473,006
Praxis Value Index Fund, Class I (a)	169,439	1,899,406

		5,704,784

TOTAL MUTUAL FUNDS (COST $18,208,104)		19,463,406

TOTAL INVESTMENTS (Cost* $18,208,104—Unrealized gain/loss $1,255,302)—99.9%		$19,463,406
Other assets in excess of liabilities—0.1%		16,047

NET ASSETS—100%		$19,479,453

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—40.8%
Praxis Intermediate Income Fund, Class I (a)	2,279,317	$23,750,484

EQUITY FUND—59.2%
Praxis Growth Index Fund, Class I (a)	602,085	10,096,963
Praxis International Index Fund, Class I (a)	936,974	8,592,054
Praxis Small Cap Fund, Class I (a)(b)	494,427	5,715,572
Praxis Value Index Fund, Class I (a)	895,274	10,036,016

		34,440,605

TOTAL MUTUAL FUNDS (COST $51,126,709)		58,191,089

TOTAL INVESTMENTS (Cost* $51,126,709—Unrealized gain/loss $7,064,380)—100.0%		$58,191,089
Liabilities in excess of other assets—0.0%**		(28,396)

NET ASSETS—100%		$58,162,693

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2015 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—20.5%
Praxis Intermediate Income Fund, Class I (a)	950,472	$9,903,919

EQUITY FUND—79.5%
Praxis Growth Index Fund, Class I (a)	645,539	10,825,693
Praxis International Index Fund, Class I (a)	1,041,944	9,554,628
Praxis Small Cap Fund, Class I (a)(b)	618,435	7,149,111
Praxis Value Index Fund, Class I (a)	959,850	10,759,916

		38,289,348

TOTAL MUTUAL FUNDS (COST $40,413,977)		48,193,267

TOTAL INVESTMENTS (Cost* $40,413,977—Unrealized gain/loss $7,779,290)—100.0%		$48,193,267
Liabilities in excess of other assets—0.0%**		(5,428)

NET ASSETS—100%		$48,187,839

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

September 30, 2015 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2015, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2015, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of September 30, 2015, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$12,602,225	$—	$12,602,225
Commercial Mortgage Backed Securities	—	14,465,145	—	14,465,145
Corporate Bonds	—	187,507,452	—	187,507,452
Corporate Notes	—	4,200,000	—	4,200,000
Foreign Bonds	—	7,711,542	—	7,711,542
Investment Company	3,472,634	—	—	3,472,634
Municipal Bonds	—	15,271,172	—	15,271,172
U.S. Government Agencies	—	179,227,973	—	179,227,973

Total Investments	$3,472,634	$420,985,509	$—	$424,458,143

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis International Index Fund Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$126,981,328	$33,269,929	$—	$160,251,257
Corporate Notes	—	1,600,000	—	1,600,000
Preferred Stocks	429,981	—	—	429,981
Warrant	—	892	—	892

Total Investments	$127,411,309	$34,870,821	$—	$162,282,130

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis Value Index Fund Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$125,898,110	$7,027	$—	$125,905,137
Corporate Notes	—	1,200,000	—	1,200,000

Total Investments	$125,898,110	$1,207,027	$—	$127,105,137

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$169,628,340	$—	$—	$169,628,340
Corporate Notes	—	1,675,000	—	1,675,000

Total Investments	$169,628,340	$1,675,000	$—	$171,303,340

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$45,196,951	$—	$—	$45,196,951
Corporate Note	—	450,000	—	450,000

Total Investments	$45,196,951	$450,000	$—	$45,646,951

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$19,463,406	$—	$—	$19,463,406

Total Investments	$19,463,406	$—	$—	$19,463,406

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$58,191,089	$—	$—	$58,191,089

Total Investments	$58,191,089	$—	$—	$58,191,089

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$48,193,267	$—	$—	$48,193,267

Total Investments	$48,193,267	$—	$—	$48,193,267

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2015.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Everence Community Investment Notes	Intermediate Income Fund	International Index Fund	Value Index Fund	Growth Index Fund	Small Cap Fund
Balance as of December 31, 2014	$2,649,539	$1,000,565	$367,837	$1,385,607	$475,154
Proceeds from Maturities	—	—	—	—	—
Cost of Purchases	—	—	—	—	—
Sales	(2,647,500)	(999,000)	(367,500)	(1,384,000)	(475,001)
Change in unrealized appreciation (depreciation)	(2,039)	(1,565)	(337)	(1,607)	(153)

Balance as of September 30, 2015	$—	$—	$—	$—	$—

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2015:

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$414,045,420	$160,887,489	$113,071,846

Gross unrealized appreciation	13,036,504	25,835,947	23,262,222
Gross unrealized depreciation	(2,623,781)	(24,441,306)	(9,228,931)

Net unrealized appreciation (depreciation)	10,412,723	1,394,641	14,033,291

	Praxis Growth Index Fund	Praxis Small Cap Fund
Tax cost of portfolio investments	$120,675,410	$36,932,102

Gross unrealized appreciation	54,177,053	9,936,323
Gross unrealized depreciation	(3,549,123)	(1,221,474)

Net unrealized appreciation (depreciation)	50,627,930	8,714,849

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$18,208104	$51,126,709	$40,413,977

Gross unrealized appreciation	1,255,302	7,247,001	8,053,119

Gross unrealized depreciation	—	(182,621)	(273,829)

Net unrealized appreciation (depreciation)	1,255,302	7,064,380	7,779,290

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2015 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
November 20, 2015

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 20, 2015